NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated condensed statements of income and comprehensive income (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 15, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Revenues		$ 4,293.8	$ 4,181.0	$ 4,125.1
Depreciation and amortization		751.2	753.3	739.9
Financial expenses		282.9	291.5	294.3
Loss (gain) on valuation and translation of financial instruments		0.8	0.9	2.4
Loss on debt refinancing				15.6
Income before income taxes		819.4	706.6	883.2
Income taxes (recovery)		215.5	167.5	141.0
Net income		701.4	542.9	760.4
Other comprehensive income (loss)		20.0	(20.7)	69.4
Comprehensive income		721.4	522.2	829.8
Parent Company
Revenues:
Distributions in excess of the investments in subsidiaries		311.7	503.3
Dividends		266.0	113.0	295.0
Management fees		56.4	59.2	58.8
Interest on loans to the parent corporation		35.8	14.8
Other		64.4	64.5	49.5
Revenues		734.3	754.8	403.3
General and administrative expenses		118.7	124.9	122.1
Depreciation and amortization		5.8	4.8	5.1
Financial expenses		111.1	107.0	131.2
Loss (gain) on valuation and translation of financial instruments		0.2	0.2	(0.7)
Loss on debt refinancing	$ 0.0			10.4
Other		2.8	2.4	(10.9)
Income before income taxes		495.7	515.5	146.1
Income taxes (recovery)		41.6	(5.3)	0.5
Net income		454.1	520.8	145.6
Other comprehensive income (loss)		16.4	(3.9)	22.8
Comprehensive income		$ 470.5	$ 516.9	$ 168.4